Pay vs Performance Disclosure	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
In accordance with the final rule adopted by the SEC in August 2022 implementing Section 953(a) of the Dodd-Frank Act, we are providing the following table that sets forth certain compensation measures for certain of our officers alongside certain performance metrics for the Company and certain of its industry peers:

Fiscal Year	Summary Compensation Table total for CEO	Compensation Actually Paid to CEO(1)	Average SCT Total for Non-CEO NEOs(2)	Average Compensation Actually Paid to Non-CEO NEOs(1)	Total Shareholder Return(3)	S&P 500 BDC Index Total Shareholder Return	Net Investment Income ($ in thousands)	Dividend Yield on NAV per Share(4)
2023	$3,479,216	$3,243,122	$2,241,018	$2,066,340	$180.35	$157.73	$68,711	13.5%
2022	3,164,276	3,648,118	2,329,343	2,646,463	202.68	191.41	42,687	15.7
2021	2,581,472	3,688,830	2,058,181	2,984,009	177.80	174.09	31,671	13.5

Company Selected Measure Name	Dividend yield on NAV
Named Executive Officers, Footnote [Text Block]	The Non-CEO NEOs for 2023 and 2022 were Michael S. Sarner and Joshua S. Weinstein. The Non-CEO NEOs for 2021 was Michael S. Sarner.
PEO Total Compensation Amount	$ 3,479,216	$ 3,164,276	$ 2,581,472
PEO Actually Paid Compensation Amount	$ 3,243,122	3,648,118	3,688,830
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our CEO or Other NEOs. These amounts reflect the Summary Compensation Table Total (SCT) with certain adjustments as set forth in the following reconciliation table:

Name	Fiscal Year	SCT Total	SCT Stock Awards	Fair Value of Stock Awards Granted in the Covered Year	Change in Fair Value of Unvested Stock Awards from Prior Years	Fair Value of Stock Awards Granted and Vested in the Covered Year	Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year	Fair Value of Stock Awards Forfeited	Value of Dividends on Unvested Stock Awards	Compensation Actually Paid
CEO	2023	$3,479,216	$(1,347,186)	$1,127,199	$(203,793)	$—	$(144,498)	$—	$332,184	$3,243,122
	2022	3,164,276	(1,260,437)	1,083,702	78,458	—	248,443	—	333,676	3,648,118
	2021	2,581,472	(1,011,549)	1,476,543	181,238	—	172,005	—	289,121	3,688,830
NEO Average	2023	2,241,018	(865,544)	724,206	(160,488)	—	(100,073)	—	227,221	2,066,340
	2022	2,329,343	(992,593)	853,414	51,699	—	167,858	—	236,742	2,646,463
	2021	2,058,181	(842,900)	1,230,478	153,045	—	143,035	—	242,170	2,984,009

Non-PEO NEO Average Total Compensation Amount	$ 2,241,018	2,329,343	2,058,181
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,066,340	2,646,463	2,984,009
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our CEO or Other NEOs. These amounts reflect the Summary Compensation Table Total (SCT) with certain adjustments as set forth in the following reconciliation table:

Name	Fiscal Year	SCT Total	SCT Stock Awards	Fair Value of Stock Awards Granted in the Covered Year	Change in Fair Value of Unvested Stock Awards from Prior Years	Fair Value of Stock Awards Granted and Vested in the Covered Year	Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year	Fair Value of Stock Awards Forfeited	Value of Dividends on Unvested Stock Awards	Compensation Actually Paid
CEO	2023	$3,479,216	$(1,347,186)	$1,127,199	$(203,793)	$—	$(144,498)	$—	$332,184	$3,243,122
	2022	3,164,276	(1,260,437)	1,083,702	78,458	—	248,443	—	333,676	3,648,118
	2021	2,581,472	(1,011,549)	1,476,543	181,238	—	172,005	—	289,121	3,688,830
NEO Average	2023	2,241,018	(865,544)	724,206	(160,488)	—	(100,073)	—	227,221	2,066,340
	2022	2,329,343	(992,593)	853,414	51,699	—	167,858	—	236,742	2,646,463
	2021	2,058,181	(842,900)	1,230,478	153,045	—	143,035	—	242,170	2,984,009

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The graph below reflects the relationship between "Compensation Actually Paid to CEO" to "Average Compensation Actually Paid to Non-CEO NEOs" and total shareholder return for the Company and S&P 500 BDC Index Total Shareholder Return:

Compensation Actually Paid vs. Net Income [Text Block]	The graph below reflects the relationship between "Compensation Actually Paid to CEO" to "Average Compensation Actually Paid to Non-CEO NEOs" and net investment income per share:
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The graph below reflects the relationship between "Compensation Actually Paid to CEO" to "Average Compensation Actually Paid to Non-CEO NEOs" and dividend yield on NAV per share:
Total Shareholder Return Vs Peer Group [Text Block]
The graph below reflects the relationship between "Compensation Actually Paid to CEO" to "Average Compensation Actually Paid to Non-CEO NEOs" and total shareholder return for the Company and S&P 500 BDC Index Total Shareholder Return:

Total Shareholder Return Amount	$ 180.35	202.68	177.80
Peer Group Total Shareholder Return Amount	157.73	191.41	174.09
Net Income (Loss)	$ 68,711,000	$ 42,687,000	$ 31,671,000
Company Selected Measure Amount	0.135	15.7	13.5
Additional 402(v) Disclosure [Text Block]	Total Shareholder Return represents the value of a hypothetical $100 investment beginning at market close on the last trading day of fiscal year ended March 31, 2020, assuming reinvestment of all dividends.As described above, restrictions imposed by the 1940 Act restrict the Compensation Committee’s ability to use nondiscretionary or formulaic Company performance goals or criteria to determine executive incentive compensation. However, the Compensation Committee considers several financial performance metrics, along with other factors including operational goals and individual performance criteria, in determining the appropriate compensation for NEOs. Subject to the foregoing restrictions imposed by the 1940 Act, in the Company’s assessment, the following list of performance measures represent the most important performance measures used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to Company performance:Other key metrics considered by the Compensation Committee when determining the appropriate compensation for NEOs include net origination activities, maintenance of liquidity and capital flexibility and individual contributions to corporate objectives.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Dividend yield on NAV
Non-GAAP Measure Description [Text Block]	Dividend yield on NAV per share is calculated by dividing total dividends paid by beginning NAV per share.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	total dividends paid to shareholders
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	distributable net investment income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	portfolio growth (based upon the fair value of investments)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	portfolio non-accruals
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	operating leverage.
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,347,186)	$ (1,260,437)	$ (1,011,549)
PEO [Member] | Equity Awards Granted in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,127,199	1,083,702	1,476,543
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(203,793)	78,458	181,238
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(144,498)	248,443	172,005
PEO [Member] | Equity Awards, Value of Forfeited Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	332,184	333,676	289,121
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(865,544)	(992,593)	(842,900)
Non-PEO NEO [Member] | Equity Awards Granted in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	724,206	853,414	1,230,478
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(160,488)	51,699	153,045
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(100,073)	167,858	143,035
Non-PEO NEO [Member] | Equity Awards, Value of Forfeited Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 227,221	$ 236,742	$ 242,170